Loss per share (Tables)	6 Months Ended
Feb. 28, 2026
Notes and other explanatory information [abstract]
Schedule of earnings (loss) per share

	Three months ended February 28,		Six months ended February 28,
	2026	2025	2026	2025
Net loss attributable to shareholders	$(20,376)	$(2,521)	$(24,544)	$(1,540)
Weighted average number of common shares for basic EPS(1)	309,346,357	293,529,403	302,086,119	292,593,795
Weighted average number of common shares for diluted EPS(1)	309,346,357	293,529,403	302,086,119	292,593,795
(1)	The weighted average number of common shares for basic and diluted EPS include 6.2 million of vested, but unissued, gross common shares relating to share-based compensation.